Stable Coins - Schedule of digital assets held (Details) - Stable coins	Dec. 31, 2025 HKD ($) stable_coin	Dec. 31, 2025 USD ($) stable_coin	Dec. 31, 2024 HKD ($) stable_coin
Crypto Asset, Holding [Line Items]
Units | stable_coin	32,649,748	32,649,748	0
Cost Basis | $			$ 0
Fair Value	$ 254,646,365	$ 32,717,018	$ 0